Mortgage Banking (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Banking Details 1
Balance, beginning of year	$ 473	$ 318	$ 347
Capitalized	211	289	94
Amortization	(140)	(134)	(123)
Balance, end of year	$ 544	$ 473	$ 318